Investments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Information Relating to Group's Subsidiaries With Non-controlling Interests

The following table summarizes the information relating to each of the Group’s subsidiaries with Non-controlling interests.

	2020		2021
	LUMIRADX COLOMBIA HOLDINGS LIMITED*	LUMIRADX HEALTHCARE LTDA.	LUMIRADX COLOMBIA HOLDINGS LIMITED*	LUMIRADX HEALTHCARE LTDA.
Non-current assets	$430	$93	$189	$237
Current assets	6,986	2,001	8,627	1,517
Non-current liabilities	(6,119)	(3,016)	(5,643)	(3,594)
Current liabilities	(1,730)	(504)	(3,213)	(543)
Net assets/(liabilities) (100%)	(433)	(1,426)	(40)	(2,383)
Carrying amount of Non-controlling interest	921	(1,128)	805	(1,260)
Revenue	8,789	3,208	12,101	2,320
Profit/(loss)	817	(2,023)	1,609	(879)
Other comprehensive gain	(5)	40	-	-
Total comprehensive profit/(loss) (100%)	812	(1,983)	1,609	(879)
Profit/(loss) allocated to non-controlling interest	286	(303)	306	(132)
Other comprehensive loss allocated to non- controlling interest	(2)	6	—	—
Cash flows from operating activities	731	(352)	1,810	(701)
Cash flows from investment activities	(184)	(18)	(98)	(38)
Cash flows from financing activities	—	700	-	500
Net increase/(decrease) in cash and cash equivalents	$547	$330	$1,712	$(239)

*—Represents the consolidation of LumiraDx Colombia Holdings Limited and LumiraDx SAS, a wholly owned subsidiary of LumiraDx Colombia Holdings Limited
Summary of Principal Subsidiaries

Principal Subsidiaries
			PROPORTION OF EQUITY SHARES HELD BY COMPANY
NAME	COUNTRY OF INCORPORATION AND RESIDENCE	NATURE OF BUSINESS	2020	2021
LumiraDx Brazil Holdings Limited	United Kingdom	Holding Company	100%	100%
LumiraDx Healthcare Ltda	Brazil	Distributor of medical diagnostics	98%	98%
LumiraDx Colombia Holdings Limited	United Kingdom	Holding Company	65%	81%
Lumira SAS	Colombia	Distributor of medical diagnostics	100% *	100% *
Lumira SAS	France	Distributor of medical diagnostics	n/a	100%
LumiraDx GmbH	Germany	Distributor of medical diagnostics	100%	100%
LumiraDx AB	Sweden	Distributor of medical diagnostics	100%	100%
LumiraDx UK Limited	United Kingdom	Manufacture and distribution of medical diagnostics	100%	100%
LumiraDx Technology Limited	United Kingdom	Research and development	100%	100%
LumiraDx Ltd.	United Kingdom	Distributor of medical diagnostics	100%	100%
LumiraDx Group Limited	United Kingdom	Holding Company	100%	100%
LumiraDx International Limited	United Kingdom	Holding Company	100%	100%
LumiraDx Investment Limited	United Kingdom	Holding Company	100%	100%
LumiraDx Care Solutions UK Limited	United Kingdom	Healthcare IT and services	100%	100%
LumiraDx, Inc	United States	Healthcare IT and services	100%	100%
ACS Acquisition LLC	United States	Healthcare IT and services	100%	100%
LumiraDx Healthcare LLC	United States	Healthcare IT and services	100%	100%
Biomedical Service S.r.l.	Italy	Distributor of medical diagnostics	100%	100%
LumiraDx AS	Norway	Distributor of medical diagnostics	100%	100%
LumiraDx GmbH	Austria	Distributor of medical diagnostics	100%	100%
LumiraDx GmbH	Switzerland	Distributor of medical diagnostics	100%	100%
LumiraDx Japan KK	Japan	Distributor of medical diagnostics	100%	100%
LumiraDx Oy	Finland	Distributor of medical diagnostics	100%	100%
LumiraDx A/S	Denmark	Distributor of medical diagnostics	100%	100%
LumiraDx Healthcare S.L.	Spain	Distributor of medical diagnostics	100%	100%
SureSensors Ltd.	United Kingdom	Developer and manufacturer of medical diagnostics	100%	100%
LumiraDx (Pty) Limited	South Africa	Distributor of medical diagnostics	100%	100%
LumiraDx B.V.	Netherlands	Distributor of medical diagnostics	100%	100%
LumiraDx Benelux B.V.	Netherlands	Distributor of medical diagnostics	n/a	100%
LumiraDx Limited	Ireland	Distributor of medical diagnostics	n/a	100%
LumiraDx Healthcare Private Limited	India	Distributor of medical diagnostics	n/a	100%
CA Healthcare Acquisition Corp.	United States	Holding Company	0%	100%

*—LumiraDx Colombia Holdings Limited holds 100% of the equity shares of LumiraDx SAS